Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions, beginning balance	$ 5,986	$ 4,359
Additions	1,747	4,392
Acquisition of subsidiaries	300
Used during year	(4,653)	(2,483)
Exchange differences	55	(282)
Other provisions, ending balance	3,435	5,986
Labor, legal and other claims
Disclosure of other provisions [line items]
Other provisions, beginning balance	2,527	2,864
Additions	1,347	917
Acquisition of subsidiaries	300
Used during year	(1,237)	(1,028)
Exchange differences	92	(226)
Other provisions, ending balance	3,029	2,527
Others
Disclosure of other provisions [line items]
Other provisions, beginning balance	3,459	1,495
Additions	400	3,475
Acquisition of subsidiaries	0
Used during year	(3,416)	(1,455)
Exchange differences	(37)	(56)
Other provisions, ending balance	$ 406	$ 3,459